Share Based Payment	6 Months Ended
Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment
  Share Based Payment

Share based payment comprise the following:

Period from January 1 to June 30, 2018	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	33,274	-	-	30
Total at June 30, 2018	33,274	-	-	30
Period from January 1 to June 30, 2017	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	2,599	-	-	18
Total at June 30, 2017	2,599	-	-	18

Series A Preferred shares:

As of June 30, 2018 and 2017, there were no series A preferred shares outstanding.